UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland Long/Short Equity Fund

Shares		Value ($)
COMMON STOCKS - 84.1%
CONSUMER DISCRETIONARY - 11.9%
25,517	Amazon.com, Inc.(a)	21,365,639
558,231	LKQ Corp.(a)	19,794,871
201,084	Lowe’s Cos., Inc.	14,520,276
300,000	MGM Resorts International(a)	7,809,000
161,800	Restoration Hardware Holdings, Inc.(a)(b)	5,595,044

		69,084,830

CONSUMER STAPLES - 3.4%
133,401	Kellogg Co.	10,334,575
192,999	Pinnacle Foods, Inc.	9,682,760

		20,017,335

ENERGY - 7.3%
65,100	Concho Resources, Inc.(a)	8,941,485
125,231	Pioneer Natural Resources Co.	23,249,135
255,595	RSP Permian, Inc.(a)	9,911,974

		42,102,594

FINANCIAL - 11.4%
905,373	American Capital, Ltd.(a)(b)	15,309,857
457,369	CIT Group, Inc.	16,602,495
543,541	E*TRADE Financial Corp.(a)	15,827,914
1,049,355	Huntington Bancshares, Inc.	10,346,640
183,200	MetLife, Inc.	8,139,576

		66,226,482

HEALTHCARE - 11.3%
40,800	Becton Dickinson and Co.	7,332,984
1,238,805	Boston Scientific Corp.(a)	29,483,559
66,400	Perrigo Co. PLC	6,130,712
326,509	VCA, Inc.(a)	22,849,100

		65,796,355

INDUSTRIALS - 6.8%
242,454	Beacon Roofing Supply, Inc.(a)	10,200,040
273,000	CSX Corp.	8,326,500
91,800	Kansas City Southern	8,566,776
333,199	Pendrell Corp.(a)	228,274
326,549	XPO Logistics, Inc.(a)(b)	11,974,552

		39,296,142

INFORMATION TECHNOLOGY - 27.9%
43,750	Broadcom, Ltd.	7,547,750
101,500	Cavium, Inc.(a)(b)	5,907,300
574,480	CDK Global, Inc.	32,952,173
261,032	Facebook, Inc., Class A(a)	33,482,575
490,000	Hewlett Packard Enterprise Co.	11,147,500
272,000	Microsoft Corp.	15,667,200
85,000	NXP Semiconductor NV(a)	8,670,850
60,000	ServiceNow, Inc.(a)	4,749,000
465,000	Twitter, Inc.(a)	10,718,250
377,030	Visa, Inc., Class A(b)	31,180,381

		162,022,979

REAL ESTATE - 1.3%
349,091	Independence Realty Trust, Inc., REIT	3,141,819
87,171	Ryman Hospitality Properties, REIT	4,198,156

		7,339,975

TELECOMMUNICATION SERVICES - 2.8%
146,109	SBA Communications Corp., Class A(a)	16,387,586

	Total Common Stocks (Cost $467,711,737)	488,274,278

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Equity Fund

Contracts
PURCHASED CALL OPTIONS (c) - 0.1%
6,500	SPDR S&P 500 ETF Trust Strike price $220.00, expires 10/28/2016	650,000

	Total Purchased Call Options (Cost $795,916)	650,000

PURCHASED PUT OPTIONS (c) - 0.2%
4,500	SPDR S&P 500 ETF Trust Strike price $210.00, expires 11/18/2016	1,057,500

	Total Purchased Put Options (Cost $1,228,491)	1,057,500

Shares
REGISTERED INVESTMENT COMPANIES (d) - 1.4%
7,942,370	State Street Navigator Prime Securities Lending Portfolio	7,942,370

	Total Registered Investment Companies (Cost $7,942,370)	7,942,370

CASH EQUIVALENTS - 13.1%
76,346,051	State Street Institutional U.S. Government Money Market Fund, Premier Class	76,346,051

	Total Cash Equivalents (Cost $76,346,051)	76,346,051

Total Investments - 98.9% (Cost $554,024,565)		574,270,199

SECURITIES SOLD SHORT (e) - (33.5)%
EXCHANGE-TRADED FUNDS - (6.4)%
(45,450)	Energy Select Sector SPDR Fund, ETF	(3,209,225)
(78,000)	Health Care Select Sector SPDR Fund, ETF	(5,624,580)
(39,800)	iShares Transportation Average ETF	(5,780,552)
(87,300)	Market Vectors Semiconductor, ETF(f)	(6,064,731)
(47,900)	Powershares QQQ Trust Series 1, ETF	(5,686,688)
(1,000,040)	United States Oil Fund LP ETF(f)	(10,930,437)
	Total Exchange-Traded Funds (Proceeds $36,187,089)	(37,296,213)

COMMON STOCKS - (27.1)%
CONSUMER DISCRETIONARY - (6.0)%
(30,300)	Advance Auto Parts, Inc.	(4,518,336)
(60,700)	Dollar Tree, Inc.(f)	(4,791,051)
(50,000)	DR Horton, Inc.	(1,510,000)
(49,347)	L Brands, Inc.	(3,492,287)
(42,400)	McDonald’s Corp.	(4,891,264)
(48,000)	Pandora AS	(5,802,640)
(43,100)	Target Corp.	(2,960,108)
(33,800)	Walt Disney Co. (The)	(3,138,668)
(21,800)	Whirlpool Corp.	(3,535,088)

		(34,639,442)

CONSUMER STAPLES - (0.2)%
(62,000)	Blue Buffalo Pet Products, Inc.(f)	(1,473,120)

FINANCIAL - (4.2)%
(437,295)	Ares Capital Corp.	(6,778,072)
(16,300)	BlackRock, Inc.	(5,908,098)
(47,435)	FactSet Research Systems, Inc.	(7,689,214)
(92,000)	Wells Fargo & Co.	(4,073,760)

		(24,449,144)

HEALTHCARE - (4.7)%
(113,886)	Abbott Laboratories	(4,816,239)
(40,000)	Acadia Healthcare Co., Inc.(f)	(1,982,000)
(89,272)	Amsurg Corp.(f)	(5,985,687)
(32,500)	Cerner Corp.(f)	(2,006,875)
(74,700)	DENTSPLY SIRONA, Inc.	(4,439,421)
(33,200)	Express Scripts Holding Co.(f)	(2,341,596)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Equity Fund

(67,200)	Medtronic PLC	(5,806,080)

		(27,377,898)

INDUSTRIALS - (3.4)%
(60,000)	AerCap Holdings NV(f)	(2,309,400)
(45,650)	Expeditors International of Washington, Inc.	(2,351,888)
(53,500)	JB Hunt Transport Services, Inc.	(4,340,990)
(42,000)	Old Dominion Freight Line, Inc.(f)	(2,881,620)
(34,000)	WW Grainger, Inc.	(7,644,560)

		(19,528,458)

INFORMATION TECHNOLOGY - (7.1)%
(29,025)	Analog Devices, Inc.	(1,870,661)
(131,632)	Computer Sciences Corp.	(6,872,507)
(231,895)	Micro Focus International PLC	(6,621,070)
(119,700)	Sabre Corp.	(3,373,146)
(51,732)	TE Connectivity, Ltd.	(3,330,506)
(259,265)	VMware, Inc., Class A(f)	(19,017,088)

		(41,084,978)

TELECOMMUNICATION SERVICES - (0.8)%
(102,324)	BCE, Inc.	(4,717,376)

UTILITIES - (0.7)%
(126,800)	Fortis, Inc.	(4,070,528)

	Total Common Stocks (Proceeds $156,593,508)	(157,340,944)

	Total Securities Sold Short (Proceeds $192,780,597)	(194,637,157)

Other Assets & Liabilities, Net - 34.6%		201,088,038

Net Assets - 100.0%		580,721,080

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of September 30, 2016, the market value of securities loaned was $12,214,443. The loaned securities were secured with cash and securities collateral of $12,152,662. Collateral is calculated based on prior day’s prices.
(c)	Options are shown at market value.
(d)	Represents investments of cash collateral received in connection with securities lending.
(e)	As of September 30, 2016, $131,793,094 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(f)	No dividend payable on security sold short.

Glossary:

ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Merrill Lynch, for which $76,850 was pledged as collateral, open at September 30, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
Canadian Dollar Future	December 2016	53	$4,043,105	$22,318

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Equity Fund

Written options contracts outstanding as of September 30, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
SPDR S&P 500 ETF Trust	$210.00	October 2016	7,000	147,000,000	$899,584	$(812,000)

Total Written Options Contracts					$899,584	$(812,000)

Swap contracts outstanding as of September 30, 2016 were as follows:

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
VAL.N	1 Month USD LIBOR plus 0.50%	GSI	July 6, 2017	USD	$112,500	$—	$(291,291)	$(291,292)
TLN.N	1 Month USD LIBOR plus 0.50%	GSI	July 6, 2017		528,614	—	86,984	86,984
STJ.N	1 Month USD LIBOR plus 0.50%	GSI	July 7, 2017		130,783	—	(110,405)	(110,404)
MBT.TO	1 Month CAD CDOR plus 0.50%	GSI	July 10, 2017	CAD	275,375	—	(138,594)	(138,594)
EVHC.N	1 Month USD LIBOR plus 0.50%	GSI	July 11, 2017	USD	267,281	—	(1,329)	(1,329)
PLCM.OQ	1 Month USD LIBOR plus 0.50%	GSI	July 13, 2017		1,000,000	—	159,340	159,340
LLTC.OQ	1 Month USD LIBOR plus 0.50%	GSI	September 1, 2017		125,000	—	150,025	150,025
ITC.N	1 Month USD LIBOR plus 0.50%	GSI	September 1, 2017		168,563	—	94,007	94,007
RAX.N	1 Month USD LIBOR plus 0.50%	GSI	September 11, 2017		340,000	—	63,435	63,435
HPE.N	1 Month USD LIBOR plus 0.50%	GSI	September 12, 2017		1,408,000	—	627,973	627,973
DVMT.N	1 Month USD LIBOR plus 0.50%	GSI	September 18, 2017		398,300	—	(268,111)	(268,111)

Total Long Equity TRS								$372,034

SHORT EQUITY TRS
GSS2DPOS	1 Month USD LIBOR minus 0.35%	GSI	May 6, 2017	USD	$(54,334)	$—	$(11,969)	$(11,969)
GSSIAMGT	1 Month USD LIBOR minus 0.35%	GSI	June 19, 2017		(75,200)	—	(307,725)	(307,725)

Total Short Equity TRS								$(319,694)

Total Swap Contracts Outstanding								$52,340

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Equity Fund

Glossary:

CDOR	Canadian Dollar Offered Rate
DVMT.N	Dell Technologies Inc.
EVHC.N	Envision Healthcare Holdings Inc.
GSI	Goldman Sachs International
GSS2DPOS	Data Processing Outsourcing Services Basket
GSSIAMGT	Asset Management & Custody Basket
HPE.N	Hewlett Packard Enterprise Co.
ITC.N	ITC Holdings Corp.
LIBOR	London Interbank Offered Rate
LLTC.OQ	Linear Technology Corp.
MBT.TO	Manitoba Telecom Services Inc.
PLCM.OQ	Polycom Inc.
RAX.N	Rackspace Hosting Inc.
STJ.N	St. Jude Medical Inc.
TLN.N	Talen Energy Corp.
VAL.N	Valspar Corp.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$7,942,370	$7,942,370

Total Borrowings	$7,942,370	$7,942,370

Gross amount of recognized liabilities for securities lending transactions		$7,942,370

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)
CORPORATE BONDS & NOTES (a) - 3.3%
HEALTHCARE - 3.3%
Healthcare Services - 3.3%
9,858,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022	8,724,330

	Total Corporate Bonds & Notes (Cost $8,684,473)	8,724,330

FOREIGN CORPORATE BONDS & NOTES (a) - 1.0%
HEALTHCARE - 1.0%
Pharmaceuticals - 1.0%
3,000,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025	2,591,250

	Total Foreign Corporate Bonds & Notes (Cost $2,528,360)	2,591,250

Shares
COMMON STOCKS - 75.5%
HEALTHCARE - 74.3%
Biotechnology - 17.1%
80,000	AC Immune SA(b)	1,317,600
149,772	Alder Biopharmaceuticals, Inc.(b)(c)	4,908,029
1,700,000	Amarin Corp. PLC ADR(b)(c)	5,423,000
68,420	Array BioPharma, Inc.(b)	461,835
18,244	Avexis, Inc.(b)	751,835
978,077	CareDx, Inc.(b)(c)	3,472,173
91,238	Clovis Oncology, Inc.(b)(d)	3,289,130
130,000	Coherus Biosciences, Inc.(b)(c)(d)	3,481,400
192,271	Minerva Neurosciences, Inc.(b)(c)	2,713,905
57,580	Neurocrine Biosciences, Inc.(b)(c)	2,915,851
275,682	Nicox(b)	2,536,426
94,732	Ophthotech Corp.(b)(c)(d)	4,369,987
198,006	Otonomy, Inc.(b)(c)(d)	3,601,729
193,198	ProQR Therapeutics NV(b)(c)	1,288,631
30,000	TESARO, Inc.(b)(c)	3,007,200
228,147	Xenon Pharmaceuticals, Inc.(b)(c)	1,847,991

		45,386,722

Healthcare Distributors - 4.4%
40,000	McKesson Corp.	6,670,000
174,299	PharMerica Corp.(b)(c)	4,892,573

		11,562,573

Healthcare Equipment - 7.7%
100,000	Abbott Laboratories(c)	4,229,000
72,977	Hologic, Inc.(b)	2,833,697
211,699	Innocoll Holdings PLC(b)(c)	1,244,790
228,286	K2M Group Holdings, Inc.(b)(c)(d)	4,058,925
121,053	NuVasive, Inc.(b)(c)	8,069,393

		20,435,805

Healthcare Facilities - 9.9%
50,690	AAC Holdings, Inc.(b)(d)	881,499
96,801	Amsurg Corp.(b)	6,490,507
63,855	HCA Holdings, Inc.(b)	4,829,354
151,390	Surgery Partners, Inc.(b)(c)	3,064,134
153,006	Surgical Care Affiliates, Inc.(b)(c)	7,460,572
155,440	Tenet Healthcare Corp.(b)	3,522,270

		26,248,336

Healthcare Services - 4.1%
143,589	Amedisys, Inc.(b)(c)	6,811,862
110,000	LHC Group, Inc.(b)(c)	4,056,800

		10,868,662

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Healthcare Fund

Healthcare Supplies - 4.8%
100,000	Alere, Inc.(b)(c)	4,324,000
110,000	Penumbra, Inc.(b)(c)	8,358,900

		12,682,900

Healthcare Technology - 0.4%
13,240	MYnd Analytics, Inc.(b)	79,440
471,459	Streamline Health Solutions, Inc.(b)(c)	867,485

		946,925

Life Sciences Tools & Services - 9.9%
57,493	Bio-Rad Laboratories, Inc., Class A(b)(c)	9,417,929
60,000	Bio-Techne Corp.(c)	6,570,000
65,949	ICON PLC(b)(c)	5,102,474
175,535	Patheon NV(b)(c)	5,201,102

		26,291,505

Pharmaceuticals - 16.0%
22,048	Agile Therapeutics, Inc.(b)	153,895
324,906	Cempra, Inc.(b)(c)(d)	7,862,725
297,500	Collegium Pharmaceutical, Inc.(b)(c)(d)	5,729,850
86,154	Depomed, Inc.(b)(c)(d)	2,152,988
236,565	Endocyte, Inc.(b)(c)	730,986
825,000	HLS Therapeutics Inc.(b)(e)	5,379,000
291,209	Horizon Pharma PLC(b)	5,279,619
22,810	Jazz Pharmaceuticals PLC(b)(c)	2,770,959
133,073	Merck & Co., Inc.(c)	8,305,086
60,000	Pacira Pharmaceuticals, Inc.(b)(c)	2,053,200
474,770	SCYNEXIS, Inc.(b)(c)(d)	1,837,360

		42,255,668

		196,679,096

REAL ESTATE - 1.2%
349,091	Independence Realty Trust, Inc., REIT	3,141,819

	Total Common Stocks (Cost $198,403,922)	199,820,915

MASTER LIMITED PARTNERSHIPS (e) - 0.0%
HEALTHCARE - 0.0%
1,068,076	Genesys Ventures IA, LP	74,872

	Total Master Limited Partnerships (Cost $—)	74,872

Units
RIGHTS (b)(c) - 0.0%
HEALTHCARE - 0.0%
69,326	Wright Medical Group NV, expires 03/01/2019	90,124

	Total Rights (Cost $188,242)	90,124

WARRANTS (b) - 4.4%
HEALTHCARE - 4.4%
Biotechnology - 3.9%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	—
1,717,910	Galena Biopharma Inc., expires 03/18/2020(e)	159,937
1,155,015	Minerva Neurosciences, Inc., expires 03/18/2017(e)	10,101,646
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	—

		10,261,583

Life Sciences Tools & Services - 0.3%
313,281	CareDx, Inc., expires 07/14/2017(e)	694,513
40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	—
30,000	pSivida Corp., expires 01/19/2016	—

		694,513

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Healthcare Fund

Pharmaceuticals - 0.2%
255,000	SCYNEXIS, Inc., expires 06/21/2021(e)	628,703

		11,584,799

	Total Warrants (Cost $144,377)	11,584,799

Contracts
PURCHASED CALL OPTIONS(f) - 3.4%
HEALTHCARE - 3.4%
21,000	Abbott Labratories, Strike price $44.00, expires 11/18/2016	1,176,000
4,000	AstraZeneca PLC, Strike price $32.50, expires 04/21/2017	964,000
1,442	Biogen Inc, Strike price $350.00, expires 01/20/2017	1,442,000
4,000	Eli Lilly & Co., Strike price $82.50, expires 01/20/2017	1,940,000
13,263	Merck & Co. Inc, Strike price $63.00, expires 10/14/2016	1,432,404
7,000	Tenet Healthcare Corp, Strike price $21.00, expires 11/18/2016	1,925,000

		8,879,404

	Total Purchased Call Options (Cost $9,328,794)	8,879,404

PURCHASED PUT OPTIONS(f) - 1.0%
FINANCIAL - 0.6%
1,300	iShares NASDAQ Biotechnology ETF, Strike price $295.00, expires 10/14/2016	1,066,000
4,500	iShares Russell 2000 Index Fund, ETF, Strike price $125.00, expires 10/14/2016	679,500

		1,745,500

HEALTHCARE - 0.4%
2,700	SPDR S&P BioTech ETF, Strike price $67.00, expires 11/18/2016	1,005,750

	Total Purchased Put Options (Cost $2,812,186)	2,751,250

Shares
REGISTERED INVESTMENT COMPANIES(g) - 5.7%
15,085,498	State Street Navigator Prime Securities Lending Portfolio	15,085,498

	Total Registered Investment Companies (Cost $15,085,498)	15,085,498

CASH EQUIVALENTS - 22.4%
59,130,201	State Street Institutional U.S. Government Money Market Fund, Premier Class	59,130,201

	Total Cash Equivalents (Cost $59,130,201)	59,130,201

Total Investments - 116.7% (Cost $296,306,053)		308,732,643

SECURITIES SOLD SHORT(h) - (43.9)%
COMMON STOCKS - (43.9)%
HEALTHCARE - (43.9)%
Biotechnology - (18.8)%
(21,897)	Alexion Pharmaceuticals, Inc.(i)	(2,683,258)
(28,318)	Amgen, Inc.	(4,723,725)
(36,636)	BioMarin Pharmaceutical, Inc.(i)	(3,389,563)
(69,341)	Bluebird Bio, Inc.(i)	(4,699,933)
(158,500)	Dicerna Pharmaceuticals, Inc.(i)	(931,980)
(80,000)	Gilead Sciences, Inc.	(6,329,600)
(40,000)	Incyte Corp.(i)	(3,771,600)
(164,204)	Intrexon Corp.(i)	(4,600,996)
(137,906)	Ionis Pharmaceuticals, Inc.(i)	(5,052,876)
(634,824)	MediciNova, Inc.(i)	(4,754,832)
(170,000)	Minerva Neurosciences, Inc.(i)	(2,399,550)
(74,500)	Pfenex, Inc.(i)	(666,775)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Healthcare Fund

(7,298)	Regeneron Pharmaceuticals, Inc.(i)	(2,933,942)
(60,000)	Sage Therapeutics, Inc.(i)	(2,763,000)

		(49,701,630)

Healthcare Distributors - (1.7)%
(27,364)	Henry Schein, Inc.(i)	(4,459,785)

Healthcare Equipment - (3.2)%
(13,683)	DexCom, Inc.(i)	(1,199,452)
(70,000)	ResMed, Inc.	(4,535,300)
(23,420)	Stryker Corp.	(2,726,322)

		(8,461,074)

Healthcare Facilities - (1.6)%
(40,000)	HealthSouth Corp.	(1,622,800)
(183,505)	Select Medical Holdings Corp.(i)	(2,477,317)

		(4,100,117)

Healthcare Services - (4.7)%
(136,833)	Adeptus Health, Inc., Class A(i)	(5,890,661)
(45,812)	Fresenius Medical Care AG & Co. KGaA, ADR	(2,005,191)
(70,000)	MEDNAX, Inc.(i)	(4,637,500)

		(12,533,352)

Healthcare Supplies - (1.8)%
(81,516)	DENTSPLY SIRONA, Inc.	(4,844,496)

Healthcare Technology - (2.1)%
(91,503)	Cerner Corp.(i)	(5,650,310)

Life Sciences Tools & Services - (5.0)%
(20,700)	Illumina, Inc.(i)	(3,760,362)
(156,613)	Luminex Corp.(i)	(3,558,248)
(72,974)	Quintiles Transnational Holdings, Inc.(i)	(5,915,272)

		(13,233,882)

Managed Healthcare - (1.5)%
(34,520)	Aetna, Inc.	(3,985,334)

Pharmaceuticals - (3.5)%
(30,000)	Aerie Pharmaceuticals, Inc.(i)	(1,132,200)
(202,500)	BioDelivery Sciences International, Inc.(i)	(546,750)
(30,000)	Johnson & Johnson	(3,543,900)
(10,000)	Taro Pharmaceutical Industries, Ltd.(i)	(1,105,100)
(114,011)	Valeant Pharmaceuticals International, Inc.(i)	(2,798,970)

		(9,126,920)

		(116,096,900)

	Total Common Stocks (Proceeds $114,019,099)	(116,096,900)

	Total Securities Sold Short (Proceeds $114,019,099)	(116,096,900)

Other Assets & Liabilities, Net - 27.2%		71,891,488

Net Assets - 100.0%		264,527,231

(a)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $11,315,580 or 4.3% of net assets.
(b)	Non-income producing security.
(c)	All or part of this security is pledged as collateral for short sales and/or written options contracts. The market value of the securities pledged as collateral was $149,063,646.
(d)	Securities (or a portion of securities) on loan. As of September 30, 2016, the market value of securities loaned was $15,698,099. The loaned securities were secured with cash and securities collateral of $16,195,354. Collateral is calculated based on prior day’s prices.
(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $17,038,671, or 6.4% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2016.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Long/Short Healthcare Fund

(f)	Options are shown at market value.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	As of September 30, 2016, $84,630,757 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$15,085,498	$15,085,498

Total Borrowings	$15,085,498	$15,085,498

Gross amount of recognized liabilities for securities lending transactions		$15,085,498

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS(a) - 75.0%
BUSINESS EQUIPMENT & SERVICES - 1.2%
312,500	Cotiviti Corporation (Cotiviti Domestic Holdings, Inc.) First Lien Initial Term B Loan 3.61%, 09/28/2023(b)	313,869
7,894,737	DTI Holdco, Inc. Term Loan B 6.25%, 09/21/2023(b)	7,838,802

		8,152,671

CHEMICALS - 2.4%
6,812,938	Axalta Coating Systems US Holdings, Inc. Term Loan 3.75%, 02/01/2020	6,872,551
781,534	MacDermid, Inc. Term Loan B-2 5.50%, 06/07/2020	785,930
1,993,005	Tranche B First Lien Term Loan 5.50%, 06/07/2020	1,999,772
1,375,000	Minerals Technologies, Inc. Term Loan B-2 4.75%, 05/09/2021	1,392,188
5,486,875	Univar, Inc. Term Loan 4.25%, 07/01/2022	5,502,321

		16,552,762

CONSUMER DISCRETIONARY - 2.2%
7,090,810	American Builders & Contractors Supply Co., Inc. Restatement Effective Date Term Loan 3.50%, 09/23/2023(b)	7,120,946
1,131,842	Boyd Gaming Corporation Term Loan B 4.00%, 08/14/2020	1,141,038
1,794,872	Term Loan B-2 3.52%, 09/15/2023	1,811,026
2,985,000	Charter Communications Operating, LLC Term Loan H 3.25%, 08/24/2021	3,001,044
1,529,348	Pinnacle Entertainment, Inc. Term Loan B 3.75%, 04/28/2023	1,540,818

		14,614,872

CONSUMER PRODUCTS - 0.2%
1,584,000	KIK Custom Products, Inc. Term Loan B 6.00%, 08/26/2022	1,587,960

ENERGY - 3.1%
8,673,507	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	7,264,062
7,446,657	Chief Exploration & Development LLC Second Lien Term Loan 7.75%, 05/16/2021	7,018,475
1,726,689	Fieldwood Energy LLC First Lien Term Loan 8.00%, 08/31/2020	1,443,408
3,402,844	First Lien Last Out Term Loan 8.38%, 09/30/2020	2,424,526
5,436,195	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021(b)	2,729,405

		20,879,876

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

FINANCIAL - 4.3%
1,047,368	AssuredPartners, Inc. First Lien Term Loan 5.75%, 10/21/2022	1,054,894
4,347,826	ESH Hospitality, Inc. Initial Term Loan B 3.75%, 08/30/2023	4,385,478
3,502,941	LPL Holdings, Inc. Incremental Term Loan B 4.75%, 11/20/2022	3,532,874
10,096,066	National Financial Partners Corp. Term Loan B 4.50%, 07/01/2020	10,132,866
10,374,000	Russell Investment Group Term Loan B 6.75%, 06/01/2023	10,315,646

		29,421,758

FOOD & DRUG - 0.4%
1,488,750	Pinnacle Foods Finance LLC Term Loan I 3.28%, 01/13/2023	1,503,079
1,209,091	Yum! Brands Inc. Term Loan B 3.28%, 06/16/2023	1,220,807

		2,723,886

FOREST PRODUCTS & CONTAINERS - 1.6%
8,080,226	BWay Intermediate Company, Inc. Initial Term Loan B 5.50%, 08/14/2020(b)	8,137,797
3,074,037	Signode Industrial Group US, Inc. Initial Term Loan B 3.75%, 05/01/2021	3,073,084

		11,210,881

GAMING & LEISURE - 3.4%
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan(c)	1
22,925,890	First Lien Tranche A Credit-Linked Deposit(c)	—
7,000,000	Second Lien Term Loan(c)(d)	—
266,706	Hilton Worldwide Finance, LLC Initial Term Loan 3.50%, 10/26/2020	268,606
2,726,461	Term Loan B-2 3.10%, 10/25/2023	2,746,487
11,693,614	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017(d)(e)	9,885,782
3,165,909	MGM Growth Properties LLC Term Loan B 4.00%, 04/25/2023	3,198,565
6,657,731	Scientific Games International, Inc. Initial Term Loan B-1 6.00%, 10/18/2020	6,687,358

		22,786,799

HEALTHCARE - 12.1%
1,989,873	Acadia Healthcare Company, Inc. Term Loan B 3.75%, 02/11/2022	2,000,659
4,669,991	Air Medical Group Holdings, Inc. Term Loan B 4.25%, 04/28/2022	4,636,437
2,000,000	Akorn, Inc. Term Loan 5.25%, 04/16/2021	2,025,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

9,949,622	Alere, Inc. Term Loan B 4.25%, 06/18/2022	9,893,655
751,139	American Renal Holdings Inc. First Lien Term Loan 4.75%, 09/20/2019(b)	752,082
4,974,811	Auris Luxembourg III S.a.r.l. Term Loan B4 4.25%, 01/15/2022	5,012,122
4,158,825	Catalent Pharma Solutions Inc. Term Loan B 4.25%, 05/20/2021	4,193,281
40,397,337	CCS Medical, Inc. First Lien Term Loan(c)(d)(e)	24,319,197
1,841,017	Community Health Systems, Inc. Term Loan F 4.08%, 12/31/2018	1,833,543
4,974,555	DaVita HealthCare Partners, Inc. Tranche B Term Loan 3.50%, 06/24/2021	5,010,620
3,826,597	Kindred Healthcare, Inc. New Term Loan 4.25%, 04/09/2021	3,831,380
7,169,893	Kinetic Concepts, Inc. Dollar Term Loan F-1 5.00%, 11/04/2020	7,238,903
3,679,894	MPH Acquisition Holdings LLC Term Loan B 5.00%, 06/07/2023	3,731,063
2,000,000	RadNet, Inc. Term Loan B 4.77%, 07/01/2023	2,001,250
2,984,962	U.S. Renal Care, Inc. Term Loan B 5.25%, 12/31/2022	2,873,026
3,187,835	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan F-1 5.50%, 04/01/2022	3,201,447

		82,553,665

HOUSING - 1.8%
4,129,727	Builders FirstSource, Inc. Term Loan B 4.75%, 08/11/2022	4,159,833
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan(c)(d)	4,000,000
6,747,727	LBREP/L-SunCal Master I LLC First Lien Term Loan B(c)(d)	—
2,751,954	Nevada Land Group LLC Second Lien Initial Term Loan(c)(d)(e)	—
5,860,500	First Lien Initial Term Loan(c)(d)(e)	4,037,885

		12,197,718

INDUSTRIALS - 4.5%
3,636,364	American Airlines, Inc. Term Loan B 3.50%, 04/28/2023	3,650,618
2,982,272	Dealer Tire, LLC Term Loan B 5.50%, 12/22/2021	3,012,095
3,200,000	HD Supply, Inc. Term Loan B-2 3.63%, 09/14/2023(b)	3,210,000
2,984,925	Term Loan B 3.75%, 08/13/2021	2,995,491
1,662,458	Headwaters, Inc. Term Loan B 4.00%, 03/24/2022	1,673,887

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

3,980,779	TransDigm, Inc. Term Loan E 3.75%, 05/14/2022	3,990,731
1,995,000	Extended Term Loan F 3.75%, 06/09/2023	1,998,272
1,989,822	Term Loan D 3.83%, 06/04/2021	1,993,971
7,959,245	TransUnion, LLC Term Loan B2 3.59%, 04/09/2021	7,996,295

		30,521,360

INFORMATION TECHNOLOGY - 4.0%
3,000,000	First Data Corp. Term Loan 4.28%, 07/08/2022	3,020,835
1,024,829	Global Payments Inc. Term Loan B 4.02%, 04/22/2023	1,036,871
8,518,581	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	8,557,340
4,911,967	Second Lien Term Loan 9.75%, 04/30/2020	5,008,144
2,461,538	Landslide Holdings, Inc. First Lien Term Loan 5.50%, 09/27/2022(b)	2,481,539
1,562,500	RP Crown Parent, LLC Term Loan B 4.50%, 09/22/2023(b)	1,566,406
386,160	SS&C European Holdings, S.a.r.L Term Loan B-2 4.00%, 07/08/2022	389,660
3,107,419	SS&C Technologies, Inc. Term Loan B-1 4.00%, 07/08/2022	3,135,588
1,729,000	Western Digital Corporation Term Loan B-1 4.50%, 04/29/2023	1,749,359

		26,945,742

MANUFACTURING - 1.5%
5,214,540	Doncasters U.S. Finance LLC Term Loan B 4.50%, 04/09/2020	5,181,949
2,703,448	Second Lien Term Loan 9.50%, 10/09/2020	2,559,828
866,873	Engility Corporation Term Loan B-2 5.75%, 08/12/2023	876,625
1,379,310	WireCo WorldGroup, Inc. Initial Term Loan 6.50%, 07/13/2023(b)	1,386,496

		10,004,898

MEDIA & TELECOMMUNICATIONS - 6.6%
2,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	1,594,966
2,251,261	Endurance Business Media, Inc. Term Loan(c)(d)(e)	—
8,571,429	iHeartCommunications, Inc. Tranche D Term Loan 7.27%, 01/30/2019	6,627,257
	Level 3 Financing, Inc.
2,000,000	Tranche B-III Term Loan 4.00%, 08/01/2019	2,012,250
7,000,000	Tranche B Term Loan 4.00%, 01/15/2020	7,045,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

705,882	Term Loan B-2 3.50%, 05/31/2022	710,799
6,917,647	Mediacom Illinois LLC Tranche G Term Loan 3.50%, 06/30/2021	6,960,882
6,413,929	MGCO, Inc. Term Loan B 4.00%, 07/31/2020	6,425,185
497,026	Mission Broadcasting, Inc. Term Loan B-2 3.00%, 09/26/2023(b)	500,028
5,577,740	Nexstar Broadcasting, Inc. Term Loan B 3.00%, 09/21/2023(b)	5,611,430
2,145,946	T-Mobile USA, Inc. Term Loan B 3.50%, 11/09/2022	2,166,515
315,789	UFC Holdings LLC First Lien Term Loan 5.00%, 08/18/2023(b)	319,047
5,075,366	Univision Communications, Inc. Incremental Term Loan C-3 4.00%, 03/01/2020	5,090,186

		45,064,045

METALS & MINERALS - 1.2%
10,644,426	Arch Coal, Inc. Term Loan B(c)	8,231,654

RETAIL - 5.1%
3,000,000	Burlington Coat Factory Warehouse Corporation Term Loan B-4 3.50%, 08/13/2021	3,026,880
3,885,012	Dollar Tree, Inc. Term Loan B-2 4.25%, 07/06/2022	3,936,819
10,244,944	J.C. Penney Corporation, Inc. Term Loan B 5.25%, 06/23/2023	10,308,053
3,652,174	Jo-Ann Stores, Inc. Term Loan 6.26%, 09/27/2023(b)	3,597,391
1,132,075	Leslie’s Poolmart, Inc. Tranche B Term Loan 5.25%, 08/16/2023	1,141,273
7,001,502	Men’s Wearhouse, Inc. (The) Term Loan 5.00%, 06/18/2021	6,861,472
6,959,545	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	6,065,696

		34,937,584

SERVICE - 12.1%
4,356,163	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,366,378
6,878,615	Advantage Sales & Marketing, Inc. First Lien Term Loan 4.25%, 07/23/2021	6,806,252
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,663,610
6,720,774	AlixPartners LLP Term Loan B 4.50%, 07/28/2022	6,741,776
2,954,725	EnergySolutions LLC Term Loan 6.75%, 05/29/2020(b)	2,951,031

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

1,000,000	ExamWorks Group, Inc. Term Loan 4.75%, 07/27/2023	1,009,380
1,085,455	GCA Merger Sub, Inc. Term Loan 5.81%, 03/01/2023	1,095,462
4,302,703	KAR Auction Services, Inc. Term Loan B-3 4.38%, 03/09/2023	4,365,909
5,225,237	ServiceMaster Co. (The) Initial Term Loan B 4.25%, 07/01/2021	5,284,491
9,641,017	Spin Holdco, Inc. First Lien Initial Term Loan B 4.25%, 11/14/2019	9,613,299
9,843,296	Travelport Finance (Luxembourg) S.a.r.l. Term Loan B 5.00%, 09/02/2021	9,898,665
1,307,182	WASH Multifamily Laundry Systems, LLC First Lien Term Loan 4.25%, 05/14/2022	1,310,450
228,926	First Lien Term Loan 4.25%, 05/14/2022	229,499
2,299,223	Waste Industries USA, Inc. Term Loan B 3.50%, 02/27/2020	2,312,512
25,434,842	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	19,338,365
2,968,750	WEX Inc. Term Loan B 4.25%, 07/01/2023	3,008,324

		81,995,403

TRANSPORTATION - 0.1%
319,299	Allison Transmission, Inc. Term Loan B-3 3.25%, 09/23/2022	322,130
226,705	XPO Logistics, Inc. Refinanced Term Loan 4.25%, 10/30/2021	228,358

		550,488

UTILITY - 7.2%
6,807,971	Calpine Corporation Term Loan B 3.59%, 05/27/2022	6,836,973
1,989,975	Term Loan B-6 4.00%, 01/15/2023	2,005,208
937,500	Dayton Power & Light Company (The) Term Loan B 4.00%, 08/24/2022	949,809
4,545,455	Dynegy Inc. Term Loan 5.00%, 06/27/2023	4,587,796
1,835,482	EFS Cogen Holdings I LLC Term Loan B 5.25%, 06/28/2023	1,857,508
2,500,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022	2,370,825
13,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan(c)	3,751,410
10,717,571	Exit Term Loan B 5.00%, 08/04/2023	10,812,314
2,444,358	Exit Term Loan C 5.00%, 08/04/2023	2,465,966

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

46,127,210	Extended Term Loan(c)	13,414,023

		49,051,832

	Total U.S. Senior Loans (Cost $653,251,304)	509,985,854

Principal Amount
FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS(a) - 3.0%
CANADA - 0.3%
USD
2,166,399	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E-1 5.25%, 08/05/2020	2,173,332

CAYMAN ISLANDS - 0.3%
USD
1,997,793	Avago Technologies Cayman Ltd. Term Loan B-3 3.52%, 02/01/2023	2,023,734

GERMANY - 0.0%
EUR
211,159	Schieder Mobel Holding GmbH Delayed Draw Term Loan(c)(d)	—

LUXEMBOURG - 1.6%
USD
8,706,140	Endo Luxembourg Finance Company I S.a r.l. Term Loan B 3.75%, 09/26/2022	8,697,652
2,591,970	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	2,302,810
206,897	Samsonite International S.A. Term Loan B 4.00%, 05/12/2023	209,224

		11,209,686

MARSHALL ISLANDS - 0.8%
USD
6,932,543	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	3,497,468
1,820,513	OSG International, Inc. Exit Term Loan B 5.75%, 08/05/2019	1,822,224

		5,319,692

UNITED KINGDOM - 0.0%
GBP
	Henson No. 4, Ltd.
808,413	Term Loan Facility B(c)(d)	—
201,951	Term Loan Facility B(c)(d)	—
801,772	Term Loan Facility C(c)(d)	—
221,425	Term Loan Facility C(c)(d)	—

	Total Foreign Denominated or Domiciled Senior Loans (Cost $27,828,539)	20,726,444

Principal Amount ($)
COLLATERALIZED LOAN OBLIGATIONS(f)(g) - 8.2%
1,000,000	ACAS CLO, Ltd. Series 2015-2A, Class E 6.64%, 10/28/2027	933,500
1,000,000	Acis CLO, Ltd. Series 2015-6A, Class D 4.53%, 05/01/2027(h) 890,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

750,000	Series 2014-4A, Class D 3.86%, 05/01/2026(h)	611,374
3,000,000	Series 2014-3A, Class D 3.88%, 02/01/2026(h)	2,515,485
2,000,000	Series 2014-5A, Class D 5.10%, 11/01/2026(h)	1,829,760
2,000,000	Series 2014-4A, Class E 5.56%, 05/01/2026(h)	1,470,000
3,000,000	Series 2013-1A, Class E 6.28%, 04/18/2024(h)	2,466,000
1,500,000	Anchorage Capital CLO 7, Ltd. Series 2015-7A, Class E1 5.68%, 10/15/2027	1,350,000
1,000,000	Apidos CLO Series 2013-12A, Class F 5.58%, 04/15/2025	756,900
1,000,000	Apidos CLO XXI Series 2015-21A, Class E 7.13%, 07/18/2027	781,200
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.58%, 04/18/2027	1,901,000
3,200,000	Catamaran CLO, Ltd. Series 2012-1A, Class E 6.11%, 12/20/2023	2,826,560
400,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 4.33%, 07/15/2027	366,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.98%, 04/15/2021	1,000,000
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.42%, 04/13/2025	1,655,000
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 2.26%, 05/01/2022(h)	2,650,830
500,000	Figueroa CLO, Ltd. Series 2014-1A, Class E 6.38%, 01/15/2027	430,000
1,500,000	Series 2014-1A, Class F 7.18%, 01/15/2027	1,020,000
3,000,000	Flagship CLO, Ltd. Series 2014-8A, Class D 4.38%, 01/16/2026	2,670,000
2,000,000	Series 2013-7A, Class E 5.45%, 01/20/2026	1,520,000
3,500,000	Series 2014-8A, Class E 5.88%, 01/16/2026	2,677,500
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.73%, 04/15/2025	990,625
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.93%, 11/18/2026	2,400,000
3,000,000	KVK CLO, Ltd. Series 2015-1A, Class D 4.81%, 05/20/2027	2,800,500
2,800,000	Series 2015-1A, Class E 6.56%, 05/20/2027	2,324,000
1,525,000	OZLM XII, Ltd. Series 2015-12A, Class C 4.46%, 04/30/2027	1,468,118
1,000,000	Series 2015-12A, Class D 6.16%, 04/30/2027	878,400
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.88%, 10/15/2026	664,020
2,500,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class C 5.52%, 10/30/2026	2,459,750

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

1,000,000	Series 2014-1A, Class D 7.76%, 10/30/2026	928,800
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.76%, 11/01/2021(h)	1,265,810
1,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class E 5.93%, 07/15/2026	869,000
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.73%, 01/16/2027	825,000
2,000,000	Westchester CLO, Ltd. Series 2007-1A, Class D 3.11%, 08/01/2022(h)	1,832,360
1,990,069	Series 2007-1A, Class E 5.06%, 08/01/2022(h)	1,760,799
2,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 6.17%, 07/25/2026	1,732,500

	Total Collateralized Loan Obligations (Cost $60,251,600)	55,520,791

CORPORATE BONDS & NOTES - 4.8%
CHEMICALS - 1.1%
6,982,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	5,856,152
1,947,500	4.69%, 04/24/2022(i)	1,499,575

		7,355,727

ENERGY - 0.1%
5,788,000	Arch Coal, Inc.(c)	278,548
3,000,000	Venoco, Inc.(c)	105,000

		383,548

HEALTHCARE - 1.0%
7,750,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022(f)	6,858,750

INFORMATION TECHNOLOGY - 0.1%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021(f)	1,028,475

RETAIL - 0.4%
3,000,000	Guitar Center, Inc. 6.50%, 04/15/2019(f)	2,655,000

TELECOMMUNICATIONS - 0.4%
6,763,925	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	2,671,750

UTILITY - 1.7%
4,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	3,330,000
15,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019(f)	4,680,000
20,000,000	Texas Competitive Electric Holdings Co., LLC(c)	1,375,000
8,000,000	Texas Competitive Electric Holdings Co., LLC(c)(f)	2,445,000

		11,830,000

	Total Corporate Bonds & Notes (Cost $61,352,466)	32,783,250

Shares
CLAIMS(j) - 0.0%
TELECOMMUNICATIONS - 0.0%
3,791,858	Wind Telecomunicazione SpA Trade Claim Facility 3692	149,304

	Total Claims (Cost $2,024,251)	149,304

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

COMMON STOCKS(k) - 6.9%
ENERGY - 0.0%
1,118,286	Value Creation, Inc.(d)	1

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units(d)(e)	—
34,512	LLV Holdco LLC - Series A, Membership Interest(d)(e)	—
436	LLV Holdco LLC - Series B, Membership Interest(d)(e)	—

		—

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc.(d)(e)	621

HOUSING - 0.9%
1,648,350	CCD Equity Partners LLC(d)	6,329,664
70,480	Las Vegas Land Holdings LLC(d)(e)	4,405
8	Nevada Land Group LLC(d)(e)	—

		6,334,069

MEDIA & TELECOMMUNICATIONS - 6.0%
501,736	Metro-Goldwyn-Mayer, Inc., Class A(l)	40,473,287

REAL ESTATE - 0.0%
1,112,389	Allenby(d)(e)	1
7,582,301	Claymore(d)(e)	8

		9

UTILITY - 0.0%
10,378	Entegra TC LLC, Class A	280,206
286,159	Entegra TC LLC, Class B	—

		280,206

	Total Common Stocks (Cost $326,968,496)	47,088,193

Units
WARRANTS(d)(e)(k) - 0.0%
GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares
REGISTERED INVESTMENT COMPANIES(m) - 0.0%
331,270	State Street Navigator Prime Securities Lending Portfolio	331,270

	Total Registered Investment Companies (Cost $331,270)	331,270

CASH EQUIVALENTS - 6.9%
46,735,471	State Street Institutional U.S. Government Money Market Fund, Premier Class	46,735,471

	Total Cash Equivalents (Cost $46,735,471)	46,735,471

Total Investments - 104.8% (Cost $1,178,743,397)		713,320,577

Other Assets & Liabilities, Net - (4.8)%		(32,899,567)

Net Assets - 100.0%		680,421,010

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $48,577,564, or 7.1% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2016.
(e)	Affiliated issuer. Assets with a total aggregate market value of $38,247,899, or 5.6% of net assets, were affiliated with the Fund as of September 30, 2016.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $73,188,016 or 10.8% of net assets.
(g)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2016.
(h)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(i)	Securities (or a portion of securities) on loan. As of September 30, 2016, the market value of securities loaned was $331,901. The loaned securities were secured with cash collateral of $331,270. Collateral is calculated based on prior day’s prices.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Non-income producing security.
(l)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc., Class A	12/12/2012	$21,845,688	$40,473,287	6.0%

(m)	Represents investments of cash collateral received in connection with securities lending.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound
USD	United States Dollar
Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated or Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Industrials	1.3%
Energy	1.1%
Healthcare	0.3%
Information Technology	0.3%
Consumer Discretionary	0.0%
Retail	0.0%
Consumer Durables	0.0%

Total	3.0%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Floating Rate Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$331,270	$331,270

Total Borrowings	$331,270	$331,270

Gross amount of recognized liabilities for securities lending transactions		$331,270

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 43.4%
CONSUMER PRODUCTS - 1.4%
929,966	Laureate Education, Inc. Extended Term Loan 8.66%, 03/17/2021(b)	926,827

ENERGY - 11.5%
944,349	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	790,892
1,727,482	Chief Exploration & Development LLC Second Lien Term Loan 7.75%, 05/16/2021	1,628,152
1,452,967	Fieldwood Energy LLC First Lien Last Out Term Loan 8.38%, 09/30/2020	1,035,239
6,741,413	Second Lien Term Loan 8.38%, 09/30/2020	2,719,014
2,832,223	Seadrill Partners Finco LLC Initial Term Loan 4.00%, 02/21/2021	1,422,003

		7,595,300

INFORMATION TECHNOLOGY - 5.1%
1,489,918	AF Borrower LLC First Lien Term Loan 6.25%, 01/28/2022	1,497,062
2,484,968	Avaya, Inc. Term Loan B-7 6.25%, 05/29/2020	1,845,089

		3,342,151

MANUFACTURING - 2.6%
1,012,774	Gardner Denver, Inc. Initial Dollar Term Loan 4.25%, 07/30/2020(b)	983,095
740,741	WireCo WorldGroup, Inc. Second Lien Term Loan B 10.00%, 07/20/2024(b)	742,593

		1,725,688

MEDIA & TELECOMMUNICATIONS - 0.9%
500,000	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	349,375
350,000	iHeartCommunications, Inc. Tranche D Term Loan 7.27%, 01/30/2019	270,613

		619,988

RETAIL - 3.8%
2,894,059	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	2,522,360

SERVICE - 3.4%
663,450	Travelport Finance (Luxembourg) S.a.r.l. Term Loan B 5.00%, 09/02/2021	667,182
2,060,661	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	1,566,741

		2,233,923

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Opportunistic Credit Fund

TELECOMMUNICATIONS - 1.1%
695,766	TerreStar Corporation Term Loan A 11.00%, 02/27/2020(c)	692,983

TRANSPORTATION - 3.9%
1,994,975	Gruden Acquisition, Inc. First Lien Term Loan 5.75%, 08/18/2022	1,801,722
1,000,000	Second Lien Term Loan 9.50%, 08/18/2023	774,065

		2,575,787

UTILITY - 9.7%
1,000,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022(b)	948,330
804,647	Texas Competitive Electric Holdings Co. LLC Exit Term Loan B 5.00%, 08/04/2023 811,761
183,516	Exit Term Loan C 5.00%, 08/04/2023	185,138
15,190,310	Extended Term Loan(d)	4,417,418

		6,362,647

	Total U.S. Senior Loans (Cost $37,385,708)	28,597,654

Principal Amount
FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS(a)(b) - 4.9%
LUXEMBOURG - 3.4%
USD	Evergreen Skills Lux S.a.r.l.
	First Lien Initial Term Loan
819,404	5.75%, 04/28/2021	727,991
2,500,000	Second Lien Initial Term Loan 9.25%, 04/28/2022	1,518,750

		2,246,741

MARSHALL ISLANDS - 1.5%
USD	Drillships Financing Holding, Inc.
	Term Loan B-1
1,891,784	6.00%, 03/31/2021	954,405

	Total Foreign Denominated or Domiciled Senior Loans (Cost $3,388,326)	3,201,146

Principal Amount ($)
COLLATERALIZED LOAN OBLIGATIONS (e)(f) - 11.7%
1,500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.48%, 07/15/2026	1,106,100
773,282	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.23%, 11/25/2051 (g)	672,756
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 5.18%, 04/18/2026	1,880,967
1,000,000	Recette CLO LLC Series 2015-1A, Class F 8.15%, 10/20/2027	801,600
2,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 6.02%, 06/22/2025	1,505,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Opportunistic Credit Fund

1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 5.06%, 08/01/2022(g)	1,760,799

	Total Collateralized Loan Obligations (Cost $8,559,595)	7,727,222

CORPORATE BONDS & NOTES - 13.3%
ENERGY - 0.4%
464	American Energy-Permian Basin LLC 7.38%, 11/01/2021(e)	331
423,000	California Resources Corp. 8.00%, 12/15/2022(e)	283,410

		283,741

HEALTHCARE EQUIPMENT & SERVICES - 0.8%
600,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022(e)	531,000

MATERIALS - 3.0%
2,000,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	1,540,000
500,000	Tronox Finance LLC 6.38%, 08/15/2020	463,750

		2,003,750

RETAIL - 0.0%
700	Guitar Center, Inc. 6.50%, 04/15/2019(e)	619

TELECOMMUNICATION SERVICES - 3.1%
133,000	Avaya, Inc. 7.00%, 04/01/2019(e)	98,753
2,838,910	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	1,121,369
1,057,000	Intelsat Jackson Holdings SA 7.25%, 10/15/2020	824,460

		2,044,582

UTILITIES - 6.0%
2,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	1,665,000
2,437,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019(e)	731,100
3,506,000	Texas Competitive Electric Holdings Co., LLC(g)	241,038
15,307,000	Texas Competitive Electric Holdings Co., LLC(g)	1,052,356
467,000	Texas Competitive Electric Holdings Co., LLC(g)	31,756
3,000,000	Texas Competitive Electric Holdings Co., LLC(g)	205,500

		3,926,750

	Total Corporate Bonds & Notes (Cost $12,858,229)	8,790,442

Principal Amount
FOREIGN CORPORATE BONDS & NOTES(d)(e) - 0.0%
NETHERLANDS - 0.0%
USD - 0.0%
220,068	Celtic Pharma Phinco BV	2,201
97,918	Celtic Pharma Phinco BV(c)	—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	2,201

Shares
COMMON STOCKS - 10.5%
CHEMICALS - 1.7%
105,492	MPM Holdings, Inc.(h)	1,138,470

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Opportunistic Credit Fund

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
24,889	Pendrell Corp.(h)	17,051

ENERGY - 2.2%
19,850	Kinder Morgan, Inc.(i)	459,131
65,318	Overseas Shipholding Group, Inc.	690,411
8,750	SemGroup Corp., Class A(i)	309,400

		1,458,942

MATERIALS - 3.2%
6,632	Euramax International, Inc.(c)(h)	2,079,869

MEDIA - 0.8%
6,363	Metro-Goldwyn-Mayer, Inc., Class A(h)(j)	513,281

TELECOMMUNICATION SERVICES - 2.4%
5,082	TerreStar Corporation(c)(h)(j)	1,588,328

UTILITIES - 0.2%
3,322	Entegra TC LLC, Class A(h)	89,694

	Total Common Stocks (Cost $9,516,618)	6,885,635

PREFERRED STOCKS (e)(f)(g) - 1.3%
FINANCIAL - 1.3%
1,500	Grayson CLO, Ltd.	483,750
1,000	Westchester CLO, Ltd.	395,805

		879,555

	Total Preferred Stocks (Cost $1,443,578)	879,555

MASTER LIMITED PARTNERSHIPS - 2.0%
ENERGY - 2.0%
9,850	Energy Transfer Partners LP(i)	364,450
21,700	Energy Transfer Equity LP(i)	364,343
21,500	Enterprise Products Partners LP(i)	594,045

		1,322,838

HEALTHCARE EQUIPMENT & SERVICES - 0.0%
141,000	Genesys Ventures IA LP(c)	9,884

	Total Master Limited Partnerships (Cost $1,708,970)	1,332,722

Units
WARRANTS (h) - 0.0%
ENERGY - 0.0%
180,000	Kinder Morgan, Inc., expires 05/25/2017	2,790

	Total Warrants (Cost $695,412)	2,790

Shares
REGISTERED INVESTMENT COMPANIES (k) - 2.3%
1,496,400	State Street Navigator Prime Securities Lending Portfolio	1,496,400

	Total Registered Investment Companies (Cost $1,496,400)	1,496,400

CASH EQUIVALENTS - 10.1%
6,683,524	State Street Institutional U.S. Government Money Market Fund, Premier Class	6,683,524

	Total Cash Equivalents (Cost $6,683,524)	6,683,524

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Opportunistic Credit Fund

Total Investments - 99.5% (Cost $83,948,921)		65,599,291

Principal Amount ($)
SECURITIES SOLD SHORT (l) - (3.0)%
CORPORATE BONDS & NOTES - (3.0)%
PACKING & CONTAINER - (1.6)%
(1,000,000)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 8.25%, 02/15/2021	(1,043,439)

CAPITAL GOODS - (1.4)%
(980,000)	Gardner Denver, Inc. 6.88%, 08/15/2021(e)	(923,650)

	Total Corporate Bonds & Notes (Proceeds $1,929,095)	(1,967,089)

	Total Securities Sold Short (Proceeds $1,929,095)	(1,967,089)

Other Assets & Liabilities, Net - 3.5%		2,298,421

Net Assets - 100.0%		65,930,623

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,371,064, or 6.6% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2016.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $9,330,541 or 14.2% of net assets.
(f)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2016.
(g)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(h)	Non-income producing security.
(i)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $2,091,369.
(j)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc., Class A	01/14/2013	$238,560	$513,281	0.8%
TerreStar Corporation	12/15/2014	$1,456,829	$1,588,328	2.4%

(k)	Represents investments of cash collateral received in connection with securities lending.
(l)	As of September 30, 2016, $3,029,739 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Opportunistic Credit Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$1,496,400	$1,496,400

Total Borrowings	$1,496,400	$1,496,400

Gross amount of recognized liabilities for securities lending transactions		$1,496,400

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland Merger Arbitrage Fund

Shares		Value ($)
COMMON STOCKS - 115.4%
CONSUMER DISCRETIONARY - 11.7%
21,676	Carmike Cinemas, Inc.(a)(b)	708,588
15,030	CST Brands, Inc.(a)	722,793
21,555	Isle of Capri Casinos, Inc.(a)(b)	480,245
10,200	tronc, Inc.(a)	172,176

		2,083,802

ENERGY - 10.4%
11,000	Columbia Pipeline Partners LP	177,540
35,576	SemGroup Corp., Class A	1,218,834
10,540	Spectra Energy Corp.(a)	450,585

		1,846,959

FINANCIAL - 13.6%
56,374	American Capital, Ltd.(a)(b)	953,284
33,500	CIFC Corp.(a)	374,195
32,195	EverBank Financial Corp.(a)	623,295
4,760	Fidelity & Guaranty Life(a)	110,385
4,050	Polonia Bancorp, Inc.(a)(b)	44,348
5,060	Suffolk Bancorp(a)	175,936
5,307	Yadkin Financial Corp.(a)	139,521

		2,420,964

HEALTHCARE - 13.7%
1,200	Avesis, Inc.(b)(c)	—
12,257	Cepheid, Inc.(a)(b)	645,821
9,950	Cynapsus Therapeutics, Inc.(a)(b)	400,189
8,416	Envision Healthcare Holdings, Inc.(a)(b)	187,424
10,676	St Jude Medical, Inc.(a)	851,518
16,825	Vitae Pharmaceuticals, Inc.(a)(b)	351,979

		2,436,931

INDUSTRIALS - 9.8%
133,593	Accuride Corp.(a)(b)	341,998
19,362	Joy Global, Inc.(a)	537,102
20,352	Providence and Worcester Railroad Co.(a)	504,323
100,000	SAI Global, Ltd.	355,841

		1,739,264

INFORMATION TECHNOLOGY - 27.3%
13,282	Dell Technologies, Inc. - VMware, Inc., Class V(a)(b)	634,880
24,000	Hutchinson Technology, Inc.(b)	95,520
6,720	Infoblox, Inc.(b)	177,207
3,151	Interactive Intelligence Group, Inc.(b)	189,501
26,402	Intersil Corp., Class A(a)	578,996
13,500	Lexmark International, Inc., Class A	539,460
17,317	Linear Technology Corp.(a)	1,026,725
3,235	NetSuite, Inc.(b)	358,082
25,786	Rackspace Hosting, Inc.(a)(b)	817,158
13,746	Rofin-Sinar Technologies, Inc.(a)(b)	442,346

		4,859,875

MATERIALS - 11.6%
6,431	AEP Industries, Inc.(a)	703,358
4,300	Looser Holding AG(b)	463,091
8,359	Valspar Corp. (The)(a)	886,639

		2,053,088

REAL ESTATE - 0.5%
5,842	Ashford Hospitality Prime, Inc., REIT(a)	82,372

TELECOMMUNICATION SERVICES - 3.5%
21,958	Manitoba Telecom Services, Inc.	629,878

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Merger Arbitrage Fund

UTILITIES - 13.3%
15,562	ITC Holdings Corp.(a)	723,322
46,068	Talen Energy Corp.(a)(b)	638,042
17,745	Westar Energy, Inc.(a)	1,007,028

		2,368,392

	Total Common Stocks (Cost $20,372,718)	20,521,525

REGISTERED INVESTMENT COMPANIES - 1.0%
3,570	ProShares UltraShort Australian Dollar ETF	177,339

	Total Registered Investment Companies (Cost $177,871)	177,339

CASH EQUIVALENTS - 4.7%
834,961	State Street Institutional U.S. Government Money Market Fund, Premier Class	834,961

	Total Cash Equivalents (Cost $834,961)	834,961

Total Investments - 121.1% (Cost $21,385,550)		21,533,825

SECURITIES SOLD SHORT - (37.6)%
EXCHANGE-TRADED FUNDS (d) - (1.4)%
(3,353)	CurrencyShares Canadian Dollar Trust	(252,883)
	Total Exchange-Traded Funds (Proceeds $251,741)	(252,883)

COMMON STOCKS - (36.2)%
CONSUMER DISCRETIONARY - (2.4)%
(7,036)	AMC Entertainment Holdings, Inc., Class A	(218,749)
(14,828)	Eldorado Resorts, Inc.(d)	(208,482)

		(427,231)

ENERGY - (9.3)%
(10,370)	Enbridge, Inc.	(458,665)
(35,576)	SemGroup Corp., Class A	(1,194,642)

		(1,653,307)

FINANCIAL - (4.3)%
(27,229)	Ares Capital Corp.	(422,050)
(11,463)	FNB Corp.	(140,995)
(11,259)	People’s United Financial, Inc.	(178,117)
(1,536)	Prudential Bancorp, Inc.	(22,241)

		(763,403)

HEALTHCARE - (3.3)%
(9,297)	Abbott Laboratories	(393,170)
(2,812)	Amsurg Corp.(d)	(188,545)

		(581,715)

INDUSTRIALS - (2.1)%
(23,650)	AFG Arbonia-Forster Holding AG(d)	(369,607)

INFORMATION TECHNOLOGY - (8.0)%
(4,019)	Analog Devices, Inc.	(259,025)
(21,000)	AVG Technologies NV(d)	(525,210)
(8,646)	VMware, Inc., Class A(d)	(634,184)

		(1,418,419)

MATERIALS - (2.0)%
(8,042)	Berry Plastics Group, Inc.(d)	(352,642)

TELECOMMUNICATION SERVICES - (2.1)%
(8,159)	BCE, Inc.	(376,149)

UTILITIES - (2.7)%
(11,704)	Fortis, Inc.	(375,721)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Merger Arbitrage Fund

(4,160)	Great Plains Energy, Inc.	(113,527)

		(489,248)

	Total Common Stocks (Proceeds $6,356,897)	(6,431,721)

	Total Securities Sold Short (Proceeds $6,608,638)	(6,684,604)

Other Assets & Liabilities, Net - 16.5%		2,932,676

Net Assets - 100.0%		17,781,897

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $19,700,013.
(b)	Non-income producing security.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2016.
(d)	No dividend payable on security sold short.

Glossary:

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with six portfolios, each of which is non-diversified. This report includes information for the period ended September 30, 2016 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”), Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) and Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisers, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of each Fund’s portfolio securities as of each Fund’s period end that became available prior to the completion of this report that was not available at the time each Fund’s NAV as of its period end was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2016, the Funds’ investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, claims and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2016 is as follows:

	Total value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$488,274,278	$488,274,278	$—	$—
Purchased Call Options	650,000	650,000	—	—
Purchased Put Options	1,057,500	1,057,500	—	—
Registered Investment Companies	7,942,370	7,942,370	—	—
Cash Equivalents	76,346,051	76,346,051	—	—
Other Financial Instruments
Futures Contracts(2)	22,318	22,318	—	—
Swap Contracts	1,181,764	—	1,181,764	—

Total Assets	575,474,281	574,292,517	1,181,764	—

Liabilities
Securities Sold Short(1)	(194,637,157)	(194,637,157)	—	—
Other Financial Instruments
Written Put Options Contracts	(812,000)	(812,000)	—	—
Swap Contracts	(1,129,424)	—	(1,129,424)	—

Total Liabilities	(196,578,581)	(195,449,157)	(1,129,424)	—

Total	$378,895,700	$378,843,360	$52,340	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Corporate Bonds & Notes(1)	$8,724,330	$—	$8,724,330		$—
Foreign Corporate Bonds & Notes(1)	2,591,250	—	2,591,250		—
Common Stocks
Healthcare
Biotechnology	45,386,722	45,386,722	—		—
Healthcare Distributors	11,562,573	11,562,573	—		—
Healthcare Equipment	20,435,805	20,435,805	—		—
Healthcare Facilities	26,248,336	26,248,336	—		—
Healthcare Services	10,868,662	10,868,662	—		—
Healthcare Supplies	12,682,900	12,682,900	—		—
Healthcare Technology	946,925	946,925	—		—
Life Sciences Tools & Services	26,291,505	26,291,505	—		—
Pharmaceuticals	42,255,668	36,876,668	—		5,379,000
Real Estate	3,141,819	3,141,819	—		—
Master Limited Partnerships(1)	74,872	—	—		74,872
Rights(1)	90,124	90,124	—		—
Warrants
Healthcare
Biotechnology	10,261,583	—	10,101,646	(2)	159,937
Life Sciences Tools & Services	694,513	—	694,513	(2)	—
Pharmaceuticals	628,703	—	628,703		—
Purchased Call Options(1)	8,879,404	8,879,404	—		—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

Purchased Put Options(1)	2,751,250	2,751,250	—	—
Registered Investment Companies	15,085,498	15,085,498	—	—
Cash Equivalents	59,130,201	59,130,201	—	—

Total Assets	308,732,643	280,378,392	22,740,442	5,613,809

Liabilities
Securities Sold Short(1)	(116,096,900)	(116,096,900)	—	—

Total Liabilities	(116,096,900)	(116,096,900)	—	—

Total	$192,635,743	$164,281,492	$22,740,442	$5,613,809

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

	Total value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Business Equipment & Services	$8,152,671	$—	$8,152,671	$—
Chemicals	16,552,762	—	16,552,762	—
Consumer Discretionary	14,614,872	—	14,614,872	—
Consumer Products	1,587,960	—	1,587,960	—
Energy	20,879,876	—	20,879,876	—
Financial	29,421,758	—	29,421,758	—
Food & Drug	2,723,886	—	2,723,886	—
Forest Products & Containers	11,210,881	—	11,210,881	—
Gaming & Leisure	22,786,799	—	12,901,016	9,885,783
Healthcare	82,553,665	—	58,234,468	24,319,197
Housing	12,197,718	—	4,159,833	8,037,885
Industrials	30,521,360	—	30,521,360	—
Information Technology	26,945,742	—	26,945,742	—
Manufacturing	10,004,898	—	10,004,898	—
Media & Telecommunications	45,064,045	—	45,064,045	—	(2)
Metals & Minerals	8,231,654	—	8,231,654	—
Retail	34,937,584	—	34,937,584	—
Service	81,995,403	—	81,995,403	—
Transportation	550,488	—	550,488	—
Utility	49,051,832	—	49,051,832	—
Foreign Denominated or Domiciled Senior Loans
Canada	2,173,332	—	2,173,332	—
Cayman Islands	2,023,734	—	2,023,734	—
Germany	—	—	—	—	(2)
Luxembourg	11,209,686	—	11,209,686	—
Marshall Islands	5,319,692	—	5,319,692	—
United Kingdom	—	—	—	—	(2)
Collateralized Loan Obligations	55,520,791	—	55,520,791	—
Corporate Bonds & Notes(1)	32,783,250	—	32,783,250	—
Claims	149,304	—	—	149,304
Common Stocks
Energy	1	—	—	1
Gaming & Leisure	—	—	—	—	(2)
Healthcare	621	—	—	621
Housing	6,334,069	—	—	6,334,069
Media & Telecommunications	40,473,287	—	40,473,287	—
Real Estate	9	—	—	9
Utility	280,206	—	280,206	—
Warrants(1)	—	—	—	—	(2)
Registered Investment Companies	331,270	331,270	—	—
Cash Equivalents	46,735,471	46,735,471	—	—

Total	$713,320,577	$47,066,741	$617,526,967	$48,726,869

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

	Total value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Consumer Products	$926,827	$—	$926,827	$—
Energy	7,595,300	—	7,595,300	—
Information Technology	3,342,151	—	3,342,151	—
Manufacturing	1,725,688	—	1,725,688	—
Media & Telecommunications	619,988	—	619,988	—
Retail	2,522,360	—	2,522,360	—
Service	2,233,923	—	2,233,923	—
Telecommunications	692,983	—	—	692,983
Transportation	2,575,787	—	2,575,787	—
Utility	6,362,647	—	6,362,647	—
Foreign Denominated or Domiciled Senior Loans	3,201,146	—	3,201,146	—
Collateralized Loan Obligations	7,727,222	—	7,727,222	—
Corporate Bonds & Notes(1)	8,790,442	—	8,790,442	—
Foreign Corporate Bonds & Notes(1)	2,201	—	2,201	—	(2)
Common Stocks
Chemicals	1,138,470	—	—	1,138,470
Commercial & Professional Services	17,051	17,051	—	—
Energy	1,458,942	1,458,942	—	—
Materials	2,079,869	—	—	2,079,869
Media	513,281	—	513,281	—
Telecommunication Services	1,588,328	—	—	1,588,328
Utilities	89,694	—	89,694	—
Preferred Stocks(1)	879,555	—	879,555	—
Master Limited Partnerships
Energy	1,322,838	1,322,838	—	—
Healthcare Equipment & Services	9,884	—	—	9,884
Warrants(1)	2,790	2,790	—	—
Registered Investment Companies	1,496,400	1,496,400	—	—
Cash Equivalents	6,683,524	6,683,524	—	—

Total Assets	65,599,291	10,981,545	49,108,212	5,509,534

Liabilities
Securities Sold Short(1)	(1,967,089)	—	(1,967,089)	—

Total Liabilities	(1,967,089)	—	(1,967,089)	—

Total	$63,632,202	$10,981,545	$47,141,123	$5,509,534

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

	Total value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks(1)	$20,521,525	$20,521,525 (2)	$—	$—
Registered Investment Companies	177,339	177,339	—	—
Cash Equivalents	834,961	834,961	—	—

Total Assets	21,533,825	21,533,825	—	—

Liabilities
Securities Sold Short(1)	(6,684,604)	(6,684,604)	—	—

Total Liabilities	(6,684,604)	(6,684,604)	—	—

Total	$14,849,221	$14,849,221	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended September 30, 2016. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2016 or September 30, 2016.

	Balance as of June 30, 2016	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$5,007,750	$—	$—	$—	$—	$371,250	$—	$—	$5,379,000	$371,250
Master Limited Partnerships	74,872	—	—	—	—	—	—	—	74,872	—
Warrants
Biotechnology	271,602	—	—	—	—	(111,665)	—	—	159,937	(111,665)

Total	$5,354,224	$—	$—	$—	$—	$259,585	$—	$—	$5,613,809	$259,585

	Balance as of June 30, 2016	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Gaming & Leisure	$10,261,775	$—	$—	$—	$—	$(667,635)	$291,643	$—	$9,885,783	$(667,635)
Healthcare	25,504,328	—	—	—	—	(2,223,938)	1,038,807	—	24,319,197	(2,223,938)
Housing	7,207,835	—	—	7	—	271,749	558,294	—	8,037,885	271,749
Manufacturing	2,522,655	—	(2,559,828)	(2,021)	—	39,194	—	—	—	—
Foreign Denominated or Domiciled Senior Loans	291,806	—	—	—	40,978	(194,650)	—	(138,134)	—	—
Claims	—	149,304	—	—	—	—	—	—	149,304	—
Common Stocks
Energy	1	—	—	—	—	—	—	—	1	—
Gaming & Leisure	158,662	—	—	—	—	(158,662)	—	—	—	(156,684)
Healthcare	5,176	—	—	—	—	(4,555)	—	—	621	(4,555)
Housing	5,938,465	—	—	—	—	395,604	—	—	6,334,069	395,604
Real Estate	8	—	—	—	—	(874,976)	874,977	—	9	(874,976)
Warrants
Gaming & Leisure	63,294	—	—	—	—	(63,294)	—	—	—	—

Total	$51,954,005	$149,304	$(2,559,828)	$(2,014)	$40,978	$(3,481,163)	$2,763,721	$(138,134)	$48,726,869	$(3,260,435)

	Balance as of June 30, 2016	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$673,862	$—	$—	$—	$—	$(77)	$19,198	$—	$692,983	$(77)
Foreign Corporate Bonds & Notes
Healthcare	—	—	—	—	—	—	—	—	—	—
Common Stocks
Chemicals	782,755	—	—	—	—	160,714	195,001	—	1,138,470	160,714
Materials	1,835,826	—	—	—	—	244,043	—	—	2,079,869	244,043
Telecommunication Services	1,598,340	—	—	—	—	(10,012)	—	—	1,588,328	(10,012)
Master Limited Partnerships
Healthcare	9,884	—	—	—	—	—	—	—	9,884	—

Total	$4,900,667	$—	$—	$—	$—	$394,668	214,199	$—	$5,509,534	$394,668

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended September 30, 2016, a net amount of $3,472,173 of the Long/Short Healthcare Fund was transferred from Level 2 to Level 1.

For the period ended September 30, 2016, a net amount of $2,559,828 of the Floating Rate Opportunities Fund’s portfolio investments was transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price. For the period ended September 30, 2016, a net amount of $149,304 of the Floating Rate Opportunities Fund’s portfolio investments was transferred from Level 2 to Level 3 due to a decrease in available market inputs to determine price.

For the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 9/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$5,379,000	Multiples Analysis	Multiple of EBITDA	8.1x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	10%
Warrants	159,937	Black Scholes Model	Volatility	90%
Master Limited Partnerships	74,872	Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%

Total	$5,613,810

Highland Floating Rate Opportunities Fund

Category	Market Value at 9/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$42,242,864	Adjusted Appraisal	Liquidity Discount	5-10%
		Transaction Analysis	Closing Cost Discount	5%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.25x - 4.25x
Common Stocks	6,334,700	Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.25x - 4.25x
		Adjusted Appraisal	Liquidity Discount	10 - 25%
			Minority Discount	20%
			Regional Market Appreciation	48%
Claims	149,304	Third-Party Pricing Vendor	N/A	N/A

Total	$48,726,868

Highland Opportunitistic Credit Fund

Category	Market Value at 9/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$4,806,667	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	7.0x - 8.5x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	11.5%
U.S. Senior Loans	692,983	Discounted Cash Flow	Spread Adjustment	0.10%
Master Limited Partnerships	9,884	Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%

Total	$5,509,534

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the three months ended September 30, 2016, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the period ended September 30, 2016 were as follows:

Long/Short Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2016	3,550	$28,710,000	$448,615
Put Options Written	15,000	312,200,000	1,953,127
Call Options Expired	(200)	(6,800,000)	(133,657)
Put Options Expired	(8,850)	(135,860,000)	(1,138,635)
Put Options Closed	(2,500)	(51,250,000)	(229,866)

Outstanding, September 30, 2016	7,000	$147,000,000	$899,584

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

Long/Short Healthcare Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2016	—	$—	$—
Call Options Written	13,150	140,175,000	3,162,976
Put Options Written	32,312	355,316,000	5,549,812
Call Options Expired	(1,250)	(3,250,000)	(198,800)
Call Options Closed	(11,900)	(136,925,000)	(2,964,176)
Put Options Closed	(32,312)	(355,316,000)	(5,549,812)

Outstanding, September 30, 2016	—	$—	$—

For the period ended September 30, 2016, the Floating Rate Opportunities Fund, the Opportunistic Credit Fund and the Merger Arbitrage Fund did not invest in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of September 30, 2016, the Long/Short Equity Fund was a party to open swap contracts having a net fair value of $52,340.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2016, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$12,042,181	$(4,385,794)	$7,656,387	$566,613,812
Long/Short Healthcare Fund	13,271,166	(9,030,864)	4,240,302	304,492,341
Floating Rate Opportunities Fund	23,202,705	(510,607,517)	(487,404,812)	1,206,298,505
Opportunistic Credit Fund	1,826,067	(21,421,293)	(19,595,226)	85,541,667
Merger Arbitrage Fund	163,486	(15,856)	147,630	21,386,195

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland Funds I

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the period ended September 30, 2016:

	Market Value
Issuer	Shares at June 30, 2016	Shares at September 30, 2016	June 30, 2016	September 30, 2016	Affiliated Income	Purchases	Sales
Majority Owned Not Consolidated
Allenby (Common Stocks)	997,648	1,112,389	$1	$1	$—	$114,741	$—
Claymore (Common Stocks)	6,822,064	7,582,301	7	8	—	760,237	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	39,565,561	42,894,913	25,509,504	26,610,364	1,038,807	—	—
Endurance Business Media, Inc. (U.S. Senior Loans)	2,251,261	2,251,261	—	—	—	—	—
Las Vegas Land Holdings LLC (Common Stocks)	70,480	70,480	4,405	4,405	—	—	—
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks & Warrants)	11,450,906	11,742,547	10,483,731	9,885,782	291,642	—	—
Nevada Land Group LLC (U.S. Senior Loans & Common Stocks)	8,054,169	8,612,462	3,207,835	4,037,884	558,293	—	—

Total	69,212,089	74,266,353	$39,205,483	$40,538,444	$1,888,742	$874,978	$—

Unfunded Loan Commitments

As of September 30, 2016, the Floating Rate Opportunities Fund had unfunded loan commitments of $5,558,817, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Arch Coal Inc.	$3,268,272	$3,282,571	$14,299
CCS Medical, Inc.	$2,290,545	$2,290,545	$—

As of September 30, 2016, the Opportunistic Credit Fund had unfunded loan commitments of $345,638, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Arch Coal Inc.	$345,638	$347,150	$1,512

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of September 30, 2016, the Floating Rate Opportunities Fund and Opportunistic Credit Fund recognized net discount and unrealized depreciation on unfunded transactions of $14,299 and $1,512, respectively. The net change in unrealized appreciation/(depreciation) on unfunded transactions was $38,811 and $4,104, respectively.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 93.1%

AEROSPACE — 2.9%
2,750,000	American Airlines, Inc. 2015 Term Loan, 3.250%, 10/10/21	2,758,841
2,000,000	American Airlines, Inc. Class B Term Loan, 3.500%, 04/28/23	2,007,840
2,933,348	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	2,939,655
1,476,099	TransDigm, Inc. Tranche D Term Loan, 3.750%, 06/04/21	1,479,177
3,971,237	TransDigm, Inc. Tranche E Term Loan, 3.750%, 05/16/22	3,981,165

		13,166,678

AUTOMOTIVE — 2.4%
5,095,539	Allison Transmission, Inc. Term Loan B, 3.250%, 09/23/22	5,140,710
5,971,667	Gates Global, LLC Initial Dollar Term Loan, 4.250%, 07/06/21 (b)	5,894,633

		11,035,343

BROADCASTING — 4.3%
1,933,661	Charter Communications Operating, LLC (aka CCO Safari LLC) Term F Loan, 3.000%, 01/03/21	1,941,822
1,990,000	Charter Communications Operating, LLC (aka CCO Safari LLC) Term H Loan (2016), 3.250%, 08/24/21	2,000,696
1,985,013	Charter Communications Operating, LLC (aka CCO Safari LLC) Term I Loan (2016), 3.500%, 01/24/23	2,000,307
10,800,000	iHeartCommunications, Inc. Tranche D Term Loan, 7.284%, 01/30/19 (b)	8,350,344

Principal Amount ($)		Value ($)
BROADCASTING (continued)
3,000,000	iHeartCommunications, Inc. Tranche E Term Loan, 8.034%, 07/30/19 (b)	2,308,755
2,788,870	Nexstar Broadcasting, Inc. Term Loan B, 3.000%, 09/26/23 (b)	2,805,715

		19,407,639

CABLE/WIRELESS VIDEO — 1.9%
3,562,852	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)) 2016 Extended Term Loan, 3.876%, 10/11/24 (b)	3,573,820
4,987,500	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)) Initial Term Loan, 5.000%, 10/09/22	5,008,796

		8,582,616

CHEMICALS — 2.8%
3,723,308	Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.) Refinanced Term B Loan, 3.750%, 02/01/20	3,755,887
2,493,703	MacDermid, Incorporated (Platform Specialty Products Corporation) Tranche B-3 Term Loan, 5.500%, 06/07/20	2,508,702
1,995,000	PQ Corporation Tranche B-1 Term Loan, 5.750%, 11/04/22 (b)	2,013,294
4,474,906	Univar USA Inc. Initial Dollar Term Loan, 4.250%, 07/01/22	4,487,503

		12,765,386

CONSUMER NON-DURABLES — 0.2%
821,603	Spectrum Brands, Inc. USD Term Loan, 3.500%, 06/23/22	826,225

See accompanying Notes to Investment Portfolio. | 1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

ENERGY — 0.4%
2,497,436	Peabody Energy Corporation Term Loan, 4.250%, 09/24/20 (b)	1,979,917

FINANCIAL — 3.5%
5,473,548	Communications Sales & Leasing, Inc. (CSL Capital, LLC) Term Loan, 5.000%, 10/24/22 (b)	5,509,126
4,278,279	Hub International Limited Initial Term Loan, 4.000%, 10/02/20	4,285,959
1,757,450	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.340%, 03/19/21	1,757,634
2,493,644	National Financial Partners Corp. 2014 Specified Refinancing Term Loan, 4.500%, 07/01/20 (b)	2,502,733
1,845,375	Russell Investments US Institutional Holdco, Inc. Initial Term Loan, 6.750%, 05/10/23	1,834,995

		15,890,447

FOOD & DRUG — 3.4%
7,481,250	Albertson’s LLC 2016-1 Term B-4 Loan, 4.500%, 08/25/21 (b)	7,547,982
4,000,000	Albertson’s LLC Term B-6 Loan, 4.750%, 06/22/23 (b)	4,044,780
3,838,939	Supervalu, Inc. New Term Loan, 5.500%, 03/21/19	3,851,147

		15,443,909

FOOD/TOBACCO — 2.5%
7,670,878	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons) Term B-2 Loan, 3.750%, 12/10/21	7,735,581

Principal Amount ($)		Value ($)
FOOD/TOBACCO (continued)
2,463,987	Pinnacle Foods Finance, LLC Tranche G Term Loan, 3.250%, 04/29/20	2,479,954
997,429	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.250%, 04/29/20 (b)	1,003,414

		11,218,949

FOREST PRODUCTS/CONTAINERS — 4.1%
1,492,401	Berlin Packaging, LLC Initial Term Loan (First Lien), 4.500%, 10/01/21	1,501,191
3,188,803	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20 (b)	3,196,281
2,843,663	Berry Plastics Corporation Term G Loan, 3.500%, 01/06/21 (b)	2,849,350
4,053,154	Berry Plastics Corporation Term H Loan, 3.750%, 10/01/22	4,071,454
2,927,001	BWay Intermediate Company, Inc. Initial Term Loan, 5.500%, 08/14/20 (b)	2,947,856
1,201,335	Reynolds Group Holdings Inc. U.S. Term Loan, 4.250%, 02/05/23	1,206,777
2,982,355	SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.) Initial Dollar Term Loan, 4.000%, 03/11/22 (b)	2,990,228

		18,763,137

GAMING/LEISURE — 5.6%
4,939,595	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.000%, 08/01/21 (b)	4,945,769
1,574,803	Aristocrat Leisure Limited Initial Term Loan, 3.500%, 10/20/21	1,582,819
601,937	Boyd Gaming Corporation Term B Loan, 4.000%, 08/14/20	606,828

2| See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

GAMING/LEISURE (continued)
3,000,000	CityCenter Holdings, LLC Term B Loan, 4.250%, 10/16/20 (b)	3,030,000
473,790	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/26/20	477,166
5,412,055	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20 (b)	5,448,614
4,546,531	MGM Growth Properties Operating Partnership LP Term B Loan, 4.000%, 04/25/23 (b)	4,593,429
2,393,468	Station Casinos LLC Term B Facility Loan, 3.750%, 06/08/23	2,412,915
2,465,118	WMG Acquisitions Corp. Tranche B Refinancing Term Loan, 3.750%, 07/01/20	2,469,075

		25,566,615

HEALTHCARE — 11.2%
1,989,924	Alere Inc. (fka IM US Holdings, LLC) B Term Loan, 4.250%, 06/20/22	1,978,731
1,726,058	AmSurg Corp. Initial Term Loan, 3.500%, 07/16/21	1,730,511
3,728,407	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.) Dollar Term Loan, 4.250%, 05/20/21 (b)	3,759,297
3,543,956	CHS/Community Health Systems, Inc. Incremental 2018 Term F Loan, 4.080%, 12/31/18	3,529,568
3,677,240	CHS/Community Health Systems, Inc. Incremental 2019 Term G Loan, 3.750%, 12/31/19 (b)	3,615,186
6,794,951	CHS/Community Health Systems, Inc. Incremental 2021 Term H Loan, 4.000%, 01/27/21 (b)	6,684,975

Principal Amount ($)		Value ($)
HEALTHCARE (continued)
6,758,465	Endo Luxembourg Finance Company I S.a.r.l. 2015 Incremental Term B Loan, 3.750%, 09/25/22 (b)	6,751,875
1,989,975	Envision Healthcare Corporation (fka Emergency Medical Services Corporation) Tranche B-2 Term Loan, 4.500%, 10/28/22	2,001,706
7,630,593	Grifols Worldwide Operations Limited U.S. Tranche B Term Loan, 3.450%, 02/27/21 (b)	7,711,669
3,783,494	HCA, Inc. Tranche B-6 Term Loan, 3.770%, 03/17/23 (b)	3,831,677
2,000,000	HCA Inc. Tranche B-7 Term Loan, 3.590%, 02/15/24	2,021,810
6,969,761	Jaguar Holding Company I (aka Pharmaceutical Product Development, Inc.) Initial Term Loan, 4.250%, 08/18/22 (b)	7,003,390

		50,620,395

HOUSING — 0.8%
3,545,405	American Builders & Contractors Supply Co., Inc. Restatement Effective Date Term Loan, 3.500%, 09/23/23 (b)	3,560,473

INFORMATION TECHNOLOGY — 11.6%
5,036,457	Avaya Inc. Term B-7 Loan, 6.250%, 05/29/20	3,739,569
2,527,560	CDW LLC (fka CDW Corporation) Term Loan, 3.000%, 08/17/23	2,531,364
3,990,000	Cengage Learning, Inc. 2016 Refinancing Term Loan, 5.250%, 06/07/23 (b)	3,993,571

See accompanying Notes to Investment Portfolio. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)
5,263,158	DTI Holdco, Inc. Term Loan, 5.250%, 09/23/23 (b)	5,225,869
6,384,946	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20 (b)	6,357,810
5,000,000	ON Semiconductor Corporation Closing Date Term Loan, 3.780%, 03/31/23	5,029,925
3,965,637	Riverbed Technology, Inc. First Amendment Term Loan, 5.000%, 04/25/22 (b)	4,008,902
5,000,334	Scientific Games International, Inc. Initial Term Loan, 6.000%, 10/18/20	5,022,585
4,786,526	Scientific Games International, Inc. Initial Term B-2 Loan, 6.000%, 10/01/21 (b)	4,801,819
3,989,975	Solera, LLC (Solera Finance, Inc.) Dollar Term Loan, 5.750%, 03/03/23 (b)	4,036,937
352,227	SS&C European Holdings, S.a.r.l Term B-2 Loan, 4.000%, 07/08/22	355,420
2,834,366	SS&C Technologies Holdings, Inc. Term Loan B1, 4.000%, 07/08/22	2,860,060
4,379,782	Zebra Technologies Corporation Refinancing Term Loan, 4.090%, 10/27/21 (b)	4,439,741

		52,403,572

MANUFACTURING — 2.1%
4,163,236	Gardner Denver, Inc. Initial Dollar Term Loan, 4.250%, 07/30/20	4,041,232
1,630,101	Microsemi Corporation Closing Date Term B Loan, 3.750%, 01/15/23 (b)	1,648,057
4,000,000	Rexnord, LLC/RBS Global, Inc. Term B Loan, 4.000%, 08/21/20 (b)	4,012,760

		9,702,049

Principal Amount ($)		Value ($)
MEDIA/TELECOMMUNICATIONS — 10.5%
498,744	Altice France S.A. (Numericable-SFR S.A.) USD TLB-5, 4.563%, 07/29/22	503,185
1,990,000	Altice France S.A. (Numericable-SFR S.A.) USD TLB-6, 4.750%, 02/10/23	2,006,786
1,638,688	Altice US Finance I Corporation (Cequel Communications, LLC) Initial Term Loan, 4.250%, 12/14/22	1,653,543
2,000,000	AMC Entertainment, Inc. Initial Term Loan, 4.000%, 12/15/22 (b)	2,022,140
7,491,193	Delta 2 (Lux) S.a.r.l (aka Formula One) Facility B3 (USD), 4.750%, 07/30/21	7,513,554
2,402,760	DH Publishing, L.P. Term B-3 Loan, 4.000%, 08/19/22	2,414,028
3,973,876	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19 (b)	3,334,758
1,713,687	Go Daddy Operating Company, LLC Initial Term Loan, 4.250%, 05/13/21	1,725,589
3,446,733	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.340%, 03/24/21 (b)	3,459,658
1,697,161	Univision Communications, Inc. 2013 Incremental Term Loan (C-3), 4.000%, 03/01/20	1,702,116
7,978,705	Univision Communications, Inc. Replacement First-Lien Term Loan (C-4), 4.000%, 03/01/20 (b)	8,003,040
5,000,000	Virgin Media Investment Holdings Limited F Facility, 3.650%, 06/30/23 (b)	5,028,975

4| See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

MEDIA/TELECOMMUNICATIONS (continued)
4,074,647	WideOpenWest Finance, LLC New Term B Loan, 4.500%, 08/18/23	4,063,401
4,386,879	Zayo Group, LLC (Zayo Capital, Inc.) 2021 Term Loan, 3.750%, 05/06/21 (b)	4,414,604

		47,845,377

RETAIL — 5.9%
3,383,439	BJ’s Wholesale Club, Inc. New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19	3,396,127
1,000,000	Gymboree Corporation Term Loan, 5.000%, 02/23/18	796,625
3,387,322	J. Crew Group, Inc. Initial Loan, 4.000%, 03/05/21 (b)	2,698,002
4,867,214	J.C. Penney Corporation, Inc. Loan (2016), 5.250%, 06/23/23	4,894,154
1,994,845	Michaels Stores, Inc. Term B Loan, 3.750%, 01/28/20	2,003,573
500,000	Michaels Stores, Inc. Term Loan B1, 3.750%, 01/27/23	502,188
6,891,407	Neiman Marcus Group, Inc. Other Term Loan, 4.250%, 10/25/20 (b)	6,361,630
6,192,968	PetSmart, Inc. Tranche B-1 Loan, 4.250%, 03/11/22 (b)	6,212,600

		26,864,899

SERVICE — 11.4%
4,607,723	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19 (b)	4,618,528
4,351,768	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.250%, 07/23/21	4,305,987

Principal Amount ($)		Value ($)
SERVICE (continued)
2,992,424	Alliant Holdings Intermediate, LLC Initial Term Loan, 4.750%, 08/12/22	2,996,913
4,650,715	Asurion, LLC (fka Asurion Corporation) Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,673,016
6,442,259	Asurion, LLC (fka Asurion Corporation) Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	6,484,134
3,205,241	Brickman Group Ltd. LLC Initial Term Loan (First Lien), 4.000%, 12/18/20 (b)	3,204,247
8,323,430	First Data Corporation 2021 Extended Dollar Term Loan, 3.000%, 03/24/21 (b)	8,394,512
6,500,000	First Data Corporation 2022 Dollar Term Loan, 3.750%, 07/08/22 (b)	6,545,142
2,055,758	Sabre GLBL Inc. (fka Sabre Inc.) Term B Loan, 4.000%, 02/19/19	2,067,106
4,977,069	Trans Union, LLC 2016 Incremental Term B-2 Commitment, 3.500%, 04/09/21 (b)	5,000,237
4,327,585	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.000%, 04/02/20	3,290,306

		51,580,128

TRANSPORTATION — 1.6%
1,470,885	FCA US LLC (fka Chrysler Group, LLC) Term Loan B, 3.500%, 05/24/17	1,475,489
5,538,165	MPG Holdco I Inc. (aka Metaldyne Performance Group) Tranche B-1 Term Loan (2015), 3.750%, 10/20/21	5,566,354

		7,041,843

See accompanying Notes to Investment Portfolio. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

UTILITY — 4.0%
3,974,849	Calpine Corporation Term Loan, 3.590%, 05/27/22	3,991,782
5,000,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non-Extending) (c)	1,442,850
21,000,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending) (b)(c)	6,106,905
5,358,785	Texas Competitive Electric Holdings Company, LLC Term Loan, 5.000%, 10/31/17	5,406,157
1,222,179	Texas Competitive Electric Holdings Company, LLC Term C Loan, 5.000%, 10/31/17	1,232,983

		18,180,677

	Total US Senior Loans (Cost $430,041,456)	422,446,274

Foreign Domiciled Senior Loans (a) — 7.0%

AUSTRALIA — 1.5%
USD
6,745,468	FMG Resources (August 2006) (FMG America Finance, Inc.) Loan, 3.750%, 06/30/19 (b)	6,745,907

CANADA — 2.1%
USD
1,377,143	Bombardier Recreational Products, Inc. Term B-2 Loan, 3.750%, 06/30/23	1,382,651
2,184,778	Valeant Pharmaceuticals International, Inc. Series D-2 Tranche B Term Loan, 5.000%, 02/13/19	2,189,727

Principal Amount ($)		Value ($)
CANADA (continued)
5,948,135	Valeant Pharmaceuticals International, Inc. Series E-1 Tranche B Term Loan, 5.250%, 08/05/20	5,967,169

		9,539,547

LUXEMBOURG — 2.7%
USD
7,750,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19 (b)	7,389,780
4,977,571	Travelport Finance (Luxembourg) S.a.r.l Term B Loan, 5.000%, 08/15/21	5,005,569

		12,395,349

NETHERLANDS — 0.7%
USD
3,317,621	Tronox Pigments (Netherlands) B. V. New Term Loan, 4.500%, 03/19/20 (b)	3,288,973

	Total Foreign Domiciled Senior Loans (Cost $31,626,465)	31,969,776

Total Investments - 100.1% (d)		454,416,050

(Cost $461,667,921)
Other Assets & Liabilities, Net - (0.1)%		(436,051)

Net Assets - 100.0%		453,979,999

6| See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	Cost for U.S. federal income tax purposes is $461,667,921.

Unrealized appreciation and depreciation at September 30, 2016 was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx
Senior Loan
ETF	$3,531,546	$(10,783,417)	$(7,251,871)	$461,667,921

Glossary:

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

USD — United States Dollar

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Chemicals	0.7%
Gaming/Leisure	0.3%
Healthcare	1.8%
Media/Telecommunications	1.6%
Metals/Minerals	1.5%
Service	1.1%

7.0%

See accompanying Notes to Investment Portfolio. | 7

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with six separate portfolios that were offered as of September 30, 2016. Highland/iBoxx Senior Loan ETF (the “Fund”) is a non-diversified exchange-traded fund (“ETF”). The remaining funds of the Trust are reported separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s reporting period end date that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of its reporting period end date was published.

8|

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2016, the Fund’s investments consisted of senior loans. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

| 9

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2016	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2016 is as follows:

	Total Market Value at 09/30/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF

Assets
US Senior Loans*	$422,446,274	$—	$422,446,274	$—
Foreign Domiciled Senior Loans*	31,969,776	—	31,969,776	—

Total	$454,416,050	$—	$454,416,050	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended September 30, 2016 there were no transfers within the Fund between Level 1, Level 2 or Level 3. For the period ended September 30, 2016, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-0700

10|

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: November 22, 2016

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and Principal Accounting Officer

Date: November 22, 2016